NUVEEN MUTUAL FUNDS

SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION

Dated July 1, 2008

Nuveen Municipal Trust Statement of Additional Information dated August 28, 2007, as supplemented November 13, 2007 and March 31, 2008

Nuveen Investment Trust

Statement of Additional Information dated
October 29, 2007, as supplemented
November 13, 2007, December 18, 2007 and March 31, 2008

Statement of Additional Information dated
November 14, 2007, as supplemented
March 31, 2008

Statement of Additional Information dated January 16, 2008,
as supplemented March 31, 2008

Nuveen Multistate Trust I Statement of Additional Information dated September 28, 2007, as supplemented November 13, 2007 and March 31, 2008

Nuveen Investment Trust II

Statement of Additional Information dated September 28,

     2007, as supplemented October 10, 2007,

     November 13, 2007 and March 31, 2008

Statement of Additional Information dated November 28, 2007, as supplemented December 6, 2007, December 18, 2007 and March 31, 2008

Statement of Additional Information dated November 28, 2007, as supplemented December 6, 2007 and March 31, 2008

Statement of Additional Information dated November 28, 2007, as supplemented June 30, 2008

Statement of Additional Information dated March 4, 2008, as supplemented March 31, 2008

Statement of Additional Information dated May 2, 2008

Nuveen Multistate Trust III Statement of Additional Information dated September 28, 2007, as supplemented November 13, 2007 and March 31, 2008	Nuveen Investment Trust III Statement of Additional Information dated January 28, 2008, as supplemented March 31, 2008

Nuveen Multistate Trust IV Statement of Additional Information dated September 28, 2007, as supplemented November 13, 2007 and March 31, 2008	Nuveen Investment Trust V Statement of Additional Information dated May 1, 2008

Appointment of New Trustees

John P. Amboian and Terence J. Toth have been appointed to the Board of Trustees of the Nuveen Mutual Funds (the “Funds”), effective as of July 1, 2008. Their names, business addresses, birthdates, principal occupations and other affiliations during the past five years, the number of portfolios that each oversees and other directorships that each holds are set forth below.

TRUSTEE	POSITION HELD WITH THE TRUSTS	TERM OF OFFICE	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN NUVEEN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE

John P. Amboian, 333 West Wacker Drive, Chicago, IL 60606 (6/14/61)	Trustee	Indefinite	Chief Executive Officer (since July 2007) and Director (since 1999), Nuveen Investments, Inc.; Chief Executive Officer, Nuveen Asset Management, Rittenhouse Asset Management, Nuveen Investments Advisers, Inc. (since 2007); formerly, President, Nuveen Advisory Corp. and Nuveen Institutional Advisory Corp. (1999-2004)	174*	See Principal Occupation Description

Terence J. Toth, 333 West Wacker Drive, Chicago, IL 60606 (9/29/59)	Trustee	Indefinite	Private Investor (since 2001); CEO and President, Northern Trust Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member, Goodman Theatre Board (since 2004), Chicago Fellowship Board (since 2005), University of Illinois Leadership Council Board (since 2007) and Catalyst Schools of Chicago (since 2008); formerly, Member, Northern Trust Mutual Funds Board (2005-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	174*	N/A
*	Mr. Amboian and Mr. Toth are standing for election to the Boards of twelve Nuveen closed-end funds whose annual meeting on June 30, 2008 was adjourned to July 29, 2008.

In connection with the appointment of Mr. Amboian and Mr. Toth as trustees, the Board of Trustees accepted the resignation of Timothy R. Schwertfeger, effective July 1, 2008.

The Board of Trustees currently consists of eight independent trustees (Robert P. Bremner, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale, Carole E. Stone and Terence J. Toth) and one interested trustee (John P. Amboian). Mr. Amboian is an interested trustee because of his position with Nuveen Investments, Inc. and certain of its subsidiaries, which are affiliates of the Nuveen Mutual Funds.

Mr. Amboian serves on the Executive Committee. Mr. Toth serves on the Nominating and Governance Committee and the Dividend Committee.

Robert P. Bremner has been appointed Chairman of the Board of Trustees of the Funds and Chairman of the Executive Committee, effective as of July 1, 2008. In addition to his annual retainer and meeting fees, Mr. Bremner receives $50,000 for his service as Chairman of the Board of Trustees.

PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SAI-0708D